Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

Note 5 — Derivative Instruments

During the nine months ended September 30, 2015, the Company recognized a derivative liability associated with the convertible notes discussed in Note 3. The resulting derivative liability being recognized at the issuance date amounting to $1,510,187 with a corresponding charge to debt discount for the full amount of the notes amounting of $1,186,250 and the balance of $445,815 to derivative expense.

On September 30, 2015, the derivative instruments were revalued to $2,811,484 resulting in a loss on the change in value of $1,488,531 and a corresponding increase in derivative liability. As a result of amendments of certain convertible loans on September 3, 2015 as discussed in Note 3, the conversion terms were modified and as a result the Company recorded a reduction to the derivative liability amounting to $309,111. Also on September 30, 2015, the Company amortized $512,089 in debt discount resulting in a net discount balance of $365,049 for these derivative instruments.

The derivative liabilities were valued using the Black-Scholes model using the following assumptions:

	At issuance date	At termination date
Market value of stock on measurement date	$4.80 – 135.00	$4.80 – 114.00
Risk-free interest rate	0.01% – 0.04%	0.01 – 0.15%
Dividend yield	0%	0%
Volatility factor	146% – 1,731%	171 – 319%
Term	0.07 – 1.01 years	0.09 – 0.25 years

Note 7. Derivative Instruments

Two notes issued during the twelve months ended December 31, 2014 included reset provisions on the conversion price if certain events occur. Specifically, the terms of the notes provided that the conversion price of $60.00 will reset to $30.00 if the Company’s securities offering falls below $60.00 per share or if the securities offering is not completed by February 28, 2014. This resulted in a derivative liability being recognized at the issuance date amounting to $525,632 with a corresponding charge to debt discount for the full amount of the notes amounting to $267,417 and the balance of $258,215 to derivative loss. On February 28, 2014, the reset provisions in these notes were triggered and the conversion price reset to $30.00 per share. Consequently, the derivative liability was marked to market on such date and an additional derivative loss of $301,677 was recognized. The fair value of the derivative liability at the re-measurement date amounting to $827,309 was credited to additional paid in capital.

Two notes issued during the twelve months ended December 31, 2014 included reset provisions on the conversion price if certain events occur. Specifically, the terms of the notes provided that the conversion price of $60.00 will reset to $30.00 if the Company’s securities offering falls below $60.00 per share or if the securities offering is not completed by May 31, 2014. This resulted in a derivative liability being recognized at the issuance date amounting to $6,808 with a corresponding charge to debt discount. On May 30, 2014, the reset provisions in these notes were triggered and the conversion price reset to $30.00 per share. Consequently, the derivative liability was marked to market and a derivative loss of $16,251 was recognized. The fair value of the derivative liability at the re-measurement date amounting to $23,059 was credited to additional paid-in capital.

A convertible note issued in October 2014 amounting to $63,102 contained a variable conversion rate which qualified for derivative accounting. This tainted other outstanding convertible notes which resulted to the conversion option on these notes to be bifurcated and accounted for as derivative liabilities. A derivative liability of $2,274,454 was recognized and debited to additional paid in capital. The convertible note with the variable conversion rate was converted in November 2014. Consequently, the derivative liability was marked to market as of the conversion date and a derivative gain of $1,764,184 was recognized. The fair value of the derivative liability at the re-measurement date amounting to $510,270 was credited to additional paid-in capital.

The derivative liabilities were valued using the Black-Scholes model using the following assumptions:

	At issuance date	At termination date
Market value of stock on measurement date	$4.80 – 135.00	$4.80 – 114.00
Risk-free interest rate	0.01% – 0.04%	0.01– 0.15%
Dividend yield	0%	0%
Volatility factor	146% – 1,731%	171 – 319%
Term	0.07 – 1.01 years	0.09 – 0.25 years